Note 3 - Property and Equipment: Property, Plant and Equipment (Details) (USD $)	Feb. 28, 2015	Aug. 31, 2014
Details
Machinery and Equipment, Gross	$ 256,855	$ 253,280
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(135,819)	(106,576)
Property, Plant, and Equipment, Owned, Net	$ 121,036	$ 146,704